Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial revenue	R$ 742	R$ 2,514	R$ 0
Financial expense	(775)	(2,986)	(372)
Net foreign exchange result, net	R$ (33)	R$ (472)	R$ (372)